Combined Statements of Unitholders' Equity - CAD ($) $ in Thousands	Total	Stapled units	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Stapled unitholders' equity	Non- controlling interests
Balance at beginning of period (in units) at Dec. 31, 2020		61,688,000
Balance at beginning of period at Dec. 31, 2020	$ 3,922,204	$ 3,139,194	$ 53,326	$ 631,649	$ 95,900	$ 3,920,069	$ 2,135
Net income	1,310,272			1,309,937		1,309,937	335
Other comprehensive income	(23,959)				(23,949)	(23,949)	(10)
Distributions	(192,782)			(192,628)		(192,628)	(154)
Contributions from non-controlling interests	575						575
Units issued under the stapled unit plan, (in units)		27,000
Units issued under the stapled unit plan	2,164	$ 2,164				2,164
Stapled unit offering, net of issuance costs (in units)		3,979,000
Stapled unit offering, net of issuance costs	303,060	$ 303,060				303,060
Balance at end of period at Dec. 31, 2021	5,321,534	$ 3,444,418	53,326	1,748,958	71,951	5,318,653	2,881
Balance at end of period (in units) at Dec. 31, 2021		65,694,000
Net income	155,822			155,768		155,768	54
Other comprehensive income	341,654				341,581	341,581	73
Distributions	(202,347)			(202,306)		(202,306)	(41)
Contributions from non-controlling interests	3,417						3,417
Disposition of non-controlling interests	(1,412)						(1,412)
Units issued under the stapled unit plan, (in units)		44,000
Units issued under the stapled unit plan	4,089	$ 4,089				4,089
Stapled unit offering, net of issuance costs (in units)		136,000
Stapled unit offering, net of issuance costs	13,115	$ 13,115				13,115
Units repurchased for cancellation (in units)		(2,166,000)
Units repurchased for cancellation	(155,525)	$ (113,800)	(41,725)			(155,525)
Balance at end of period at Dec. 31, 2022	$ 5,480,347	$ 3,347,822	$ 11,601	$ 1,702,420	$ 413,532	$ 5,475,375	$ 4,972
Balance at end of period (in units) at Dec. 31, 2022		63,708,000